Property, Plant and Equipment, net (Details) - Schedule of leasehold land and buildings - USD ($) $ in Thousands		Mar. 31, 2023	Mar. 31, 2022
Use Rights [Member]
Property, Plant and Equipment, net (Details) - Schedule of leasehold land and buildings [Line Items]
Cost	[1]	$ 28,077	$ 28,077
Long Term Leased Land And Buildings [Member]
Property, Plant and Equipment, net (Details) - Schedule of leasehold land and buildings [Line Items]
Cost	[2]	4,156	4,156
Land, Buildings and Improvements [Member]
Property, Plant and Equipment, net (Details) - Schedule of leasehold land and buildings [Line Items]
Cost		32,233	32,233
Land, Buildings and Improvements [Member] | Property Subject to Operating Lease [Member]
Property, Plant and Equipment, net (Details) - Schedule of leasehold land and buildings [Line Items]
Cost		4,273	10,623
Less: accumulated depreciation and amortization		(1,602)	(3,804)
Net book value		$ 2,671	$ 6,819

[1]	The land use rights of state-owned land and buildings erected thereon represent land and buildings located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building with terms of 50 years expiring in 2050.
[2]	Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing PRC laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2023, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application.